Offsets	Mar. 27, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-264093
Initial Filing Date	Aug. 09, 2023
Fee Offset Claimed	$ 316,359.99
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Common Stock, $1.00 par value per share
Unsold Securities Associated with Fee Offset Claimed | shares	23,471,419
Explanation for Claimed Amount	3,452,411,020.71
Offset Note
(1)
An aggregate of 23,471,419 shares of Common Stock were previously registered under the prospectus supplements filed by the Registrant on August 9, 2023 and October 8, 2024, each pursuant to the registration statement on Form
S-3ASR
(File
No. 333-264093)
filed on April 1, 2022, none of which have been sold. Pursuant to Rule 457(p) under the Securities Act, the filing fee due hereunder is offset by the amount of filing fees of $316,360.01 associated with such unsold shares. The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.

Termination / Withdrawal Statement	The Registrant has terminated the offering that included the unsold securities associated with the claimed offset under the prior prospectus supplement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-264093
Filing Date	Aug. 09, 2023
Fee Paid with Fee Offset Source	$ 123,560.42
Offset: 3
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Welltower Inc.
Form or Filing Type	S-3
File Number	333-264093
Filing Date	Oct. 08, 2024
Fee Paid with Fee Offset Source	$ 192,799.57